N-2	Jan. 25, 2024
Cover [Abstract]
Entity Central Index Key	0001053352
Amendment Flag	false
Securities Act File Number	000-23877
Document Type	8-K
Entity Registrant Name	HERITAGE COMMERCE CORP
Entity Address, Address Line One	224 Airport Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	947-6900
Entity Emerging Growth Company	false